PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following for the three months ended March 31:

	2020	2019
Furniture and Fixtures	$52,573	$19,380
Computers and Software	14,225	7,766
Machinery & Equipment	69,636	25,153
Vehicles	46,200	22,498
Right-Of-Use Asset	358,528	-
	$541,162	$74,797
Less: Right-Of-Use Asset Amortization	(37,380)	$-
Less: Accumulated Depreciation	(28,329)	(5,429)
	$475,453	$69,368

Depreciation for the three months ended March 31, 2020, and 2019, was $26,874 and $2,001, respectively.

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31:

	2019	2018
Furniture and Fixtures	$52,450	$24,912
Computers and Software	14,225	7,007
Machinery & Equipment	50,187	3,457
Vehicles	46,200	-
Right-Of-Use Asset	378,013	-
	$541,075	$35,376
Less: Right-Of-Use Asset Amortization	$(39,709)	$-
Less: Accumulated Depreciation	(20,656)	(3,428)
	$480,710	$31,948

Depreciation for the years ended December 31, 2019, and 2018, was $56,937 and $2,987, respectively.